Stock Based Compensation (Textual) (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended										0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended						3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Option And Incentive Plan 1994 [Member] Maximum [Member]	Dec. 31, 2012 Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Stock Incentive Plan 2004 [Member]	Dec. 31, 2012 Stock Incentive Plan 2004 [Member] Maximum [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Aug. 02, 2011 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2011 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2010 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2002 Key Management 2002 Restricted Stock Plan [Member]	Dec. 31, 2012 Director Restricted Stock Plan [Member]	Dec. 31, 2011 Director Restricted Stock Plan [Member]	Dec. 31, 2010 Director Restricted Stock Plan [Member]	Dec. 31, 2012 Director Restricted Stock Plan [Member] Annual Grant	Dec. 31, 2011 Director Restricted Stock Plan [Member] Annual Grant	Dec. 31, 2010 Director Restricted Stock Plan [Member] Annual Grant	Aug. 02, 2011 Key Management 2008 Restricted Stock Plan [Member]	Aug. 02, 2011 Key Management 2008 Restricted Stock Plan [Member]	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2008 Restricted Stock Plan [Member]	Dec. 31, 2011 Key Management 2008 Restricted Stock Plan [Member]	Dec. 31, 2010 Key Management 2008 Restricted Stock Plan [Member]	Jan. 03, 2012 Key Management 2008 Restricted Stock Plan [Member] Three-year Program	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] Three-year Program Year	Dec. 31, 2012 Key Management 2008 Restricted Stock Plan [Member] Three-year Program	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] Service Based Awards Year	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] For 0.25 years	Dec. 31, 2012 Key Management 2008 Restricted Stock Plan [Member] For 0.25 years	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] For 4.00 years	Dec. 31, 2012 Key Management 2008 Restricted Stock Plan [Member] For 4.00 years	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] For 1 year	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] More than One and within Two Years from Balance Sheet Date	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] More than Two and within Three Years from Balance Sheet Date	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] More than Three and within Four Years from Balance Sheet Date	Sep. 30, 2008 Key Management 2008 Restricted Stock Plan [Member] Market Based Restricted Stock Year	Aug. 02, 2011 Key Management 2010 Restricted Stock Plan [Member]	Aug. 02, 2011 Key Management 2010 Restricted Stock Plan [Member]	Mar. 23, 2010 Key Management 2010 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member]	Dec. 31, 2011 Key Management 2010 Restricted Stock Plan [Member]	Dec. 31, 2010 Key Management 2010 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member] Service Based Awards Year	Mar. 23, 2010 Key Management 2010 Restricted Stock Plan [Member] Service Based Awards	Mar. 23, 2010 Key Management 2010 Restricted Stock Plan [Member] For 0.25 years	Mar. 23, 2010 Key Management 2010 Restricted Stock Plan [Member] For 1 year	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member] For 1 year Y	Jan. 31, 2011 Key Management 2010 Restricted Stock Plan [Member] Market Based Restricted Stock	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member] For 0.50 years Y	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member] For 0.75 years Y	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member] Maximum [Member] Three-year Program	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member] Minimum [Member] Three-year Program	Mar. 23, 2010 2010 Executive Restricted Stock Plan [Member]	Mar. 23, 2010 2010 Executive Restricted Stock Plan [Member]	Dec. 31, 2012 2010 Executive Restricted Stock Plan [Member]	Dec. 31, 2011 2010 Executive Restricted Stock Plan [Member]	Dec. 31, 2010 2010 Executive Restricted Stock Plan [Member]	Aug. 02, 2011 Key Management 2011 Restricted Stock Plan [Member] Person	Jan. 03, 2011 Key Management 2011 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2011 Restricted Stock Plan [Member]	Dec. 31, 2011 Key Management 2011 Restricted Stock Plan [Member]	Dec. 31, 2010 Key Management 2011 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2011 Restricted Stock Plan [Member] Three-year Program	Aug. 02, 2011 Key Management 2011 Restricted Stock Plan [Member] For 0.25 years	Jan. 03, 2011 Key Management 2011 Restricted Stock Plan [Member] For 0.25 years	Dec. 31, 2012 Key Management 2011 Restricted Stock Plan [Member] For 0.25 years	Aug. 02, 2011 Key Management 2011 Restricted Stock Plan [Member] For 1 year	Jan. 03, 2011 Key Management 2011 Restricted Stock Plan [Member] For 1 year	Dec. 31, 2012 Key Management 2011 Restricted Stock Plan [Member] For 1 year	Dec. 31, 2012 Key Management 2011 Restricted Stock Plan [Member] Market Based Restricted Stock	Aug. 02, 2011 Key Management 2011 Restricted Stock Plan [Member] For 0.50 years	Jan. 03, 2011 Key Management 2011 Restricted Stock Plan [Member] For 0.50 years	Aug. 02, 2011 Key Management 2011 Restricted Stock Plan [Member] For 0.75 years	Jan. 03, 2011 Key Management 2011 Restricted Stock Plan [Member] For 0.75 years	Aug. 02, 2011 Key Management 2011 Restricted Stock Plan [Member] Performance Based Awards Year	Jan. 03, 2011 Key Management 2011 Restricted Stock Plan [Member] Performance Based Awards Year	Mar. 31, 2012 Key Management 2012 Restricted Stock Plan [Member]	Dec. 31, 2011 Key Management 2012 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2012 Restricted Stock Plan [Member]	Mar. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] For 0.25 years	Dec. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] For 0.25 years	Dec. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] For 1 year	Mar. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] For 1 year	Dec. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] For 1 year	Mar. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] More than One and within Two Years from Balance Sheet Date	Dec. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] More than One and within Two Years from Balance Sheet Date	Dec. 31, 2012 Key Management 2012 Restricted Stock Plan [Member] Market Based Restricted Stock	Dec. 31, 2012 Mid-America Apartment Communities, Inc. [Domain] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Mid-America Apartment Communities, Inc. [Domain] Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Mid-America Apartment Communities, Inc. [Domain] Stock Incentive Plan 2004 [Member]	Dec. 31, 2012 Mid-America Apartments, L.P. [Domain] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Mid-America Apartments, L.P. [Domain] Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Mid-America Apartments, L.P. [Domain] Stock Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and stock option granted under the plan (shares)				2,400,000.0
Restricted stock and stock option to be granted under the plan (shares)								500,000
Total compensation costs									$ 46,000	$ 59,000	$ 44,000																																																																																					$ 2,214,000	$ 4,038,000	$ 3,731,000	$ 1,981,000	$ 3,612,000	$ 3,306,000
Total unrecognized compensation costs					2,513,000											0				166,000									234,000																			0															8,000					89,000																			2,017,000
Weighted average period of recognition (years)					1 year 4 months 24 days															2 months 12 days									1 year																																		1 month 6 days					1 month 6 days																			1 year 7 months 6 days
Total cash paid for settlement of plan shares					995,000	1,604,000	321,000
Shares authorized for issuance under employee stock purchase plan (shares)									150,000
Maximum number of shares that can be purchased under employee stock purchase plan (shares)									15,000
Common stock price as percentage of the market price (percent)									85.00%
Shares purchased under employee stock purchase plan (shares)									6,019	5,732	5,279
Vesting period (years)												5 years				5 years																		3 years			3 months		4 years																				1 year	3 months											0.25			3 months	1.00		1 year												0.25	one		1.00		two
Shares Recategorized from Liabilities to Equity															7,316												6,374																			18,720
Percentage option vested in year one (percent)												10.00%
Percentage option vested in year two (percent)												10.00%
Percentage option vested in year three (percent)												20.00%
Percentage option vested in year four (percent)												30.00%
Percentage option in year five (percent)												30.00%
Expiration period (years)												10 years
Options granted (shares)	0
Exercised (shares)	0
Total intrinsic value of option exercised													407,000	174,000
Issuance of restricted stock (shares)																			97,881													17,343			15,920																	18,171				37,002						2,710
Restricted stock fair values at the grant date (dollars per share)		$ 0													$ 69.37	$ 0.00			$ 25.65	$ 67.36						$ 69.37			$ 52.69																$ 69.37			$ 0.00													$ 54.38		$ 0.00		$ 0	$ 69.37	$ 63.96	$ 68.68																		$ 62.55
Annual vesting percentage (percent)																20.00%																		25.00%														50.00%														33.33%																50.00%																	25.00%
Fair value of shares vested																740,000	702,000	611,000		200,000	200,000	120,000							650,000	230,000																		1,733,000	1,689,000														64,000	49,000				930,000
Stock incentive nonemployee directors restricted share units granted, value																							60,000	50,000	40,000
Requisite service period to receive grants in restricted shares of common stock (years)																				1 year
Restricted common stock vesting rights description																													0																																	These shares vest 1/3rd annually beginning on March 23, 2011
Shares vest beginning date																																		Jan. 01, 2013																												Mar. 23, 2011																Mar. 01, 2012																	Jan. 10, 2014
Risk-free rate (percent)																																				1.95%		3.24%															0.14%	0.41%																		0.06%	0.13%		0.16%	0.28%												0.00%			0.17%
Dividend yield (percent)																												4.669%																			4.52%																			3.618%	3.92%																		4.19%
Options granted, fair value per share (dollars per share)																												$ 52.69																			$ 54.38																			$ 69.37		$ 63.96
Volatility (percent)																																								34.87%	30.92%	29.63%	28.61%												35.65%		24.12%	27.14%																	18.71%	23.46%			18.47%	22.56%	18.16%	24.14%									31.17%		29.65%
Volatilities for peers, minimum																												25.05%
Volatilities for peers, maximum																												49.94%
Expected life in years																																	7.5		5.5									2.5							1.79				1.00		0.50	0.75																									1.6	2.2
Issued (shares)																0				5,340									17,343																			0															0					25,355										25,355
Restricted stock plan modification, number of participants																																																																		52
Stock vested during period (shares)																16,379				2,976									11,492		0																	26,712		0													1,172					13,559	0	0
Liabilities settled		$ 0	$ 0